EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
Change in significant assumptions (in percent)	0.25%
Discount rate:
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	$ (24.3)
Increase (decrease) in compensation rate	25.9
Compensation rate:
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	10.8
Increase (decrease) in compensation rate	(10.2)
Canadian | Discount rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(21.4)
Increase (decrease) in compensation rate	22.9
Canadian | Discount rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(2.4)
Increase (decrease) in compensation rate	2.5
Canadian | Compensation rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	10.3
Increase (decrease) in compensation rate	(9.7)
Canadian | Compensation rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.4
Increase (decrease) in compensation rate	(0.4)
Foreign | Discount rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.1)
Increase (decrease) in compensation rate	0.1
Foreign | Discount rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.4)
Increase (decrease) in compensation rate	0.4
Foreign | Compensation rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	0.0
Foreign | Compensation rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.1
Increase (decrease) in compensation rate	$ (0.1)